Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0000018349
Registrant Name	SYNOVUS FINANCIAL CORP
Registration File Number	333-266462
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES